Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Operating lease revenue	$ 376,437	$ 230,716	$ 219,655
Equity earnings from unconsolidated subsidiaries	9,383	5,647	2,901
Gain on sale of aircraft	8,360	9,137	13,449
Gain on sale of investment in unconsolidated subsidiary	36,882
Gain on sale of option to purchase notes payable			12,501
Lease termination settlement		2,135	2,298
Interest and other income	1,634	1,154	2,861
Total revenues	432,696	248,789	253,665
Expenses
Depreciation	136,633	95,718	84,032
Aircraft impairment	11,382	7,500
Interest expense	142,491	90,547	75,748
Debt extinguishment costs	7,628
Selling, general and administrative	40,192	27,248	25,413
Ineffective, dedesignated and terminated derivatives	31,871
Acquisition costs		18,038
Debt purchase option amortization			947
Maintenance and other costs	10,968	4,400	4,651
Total expenses	381,165	243,451	190,791
Net income before provision for income taxes	51,531	5,338	62,874
Provision for income taxes	3,862	4,242	10,207
Net income	$ 47,669	$ 1,096	$ 52,667
Weighted average number of shares:
Basic	25,792,932	25,843,348	28,264,227
Diluted	25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$ 1.81	$ 0.03	$ 1.86
Diluted	$ 1.80	$ 0.03	$ 1.86
Dividends declared and paid per share	$ 0.84	$ 0.80	$ 0.80